Income Taxes - Schedule of Valuation Allowance (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Valuation Allowance [Abstract]
Balance at beginning of the year
Additions	32,688
Reversals
Balance at end of the year	$ 32,688